STATUTORY RESERVES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
STATUTORY RESERVES [Abstract]
Provision for Statutory Reserves	$ 2,095	$ 378